INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 16 - INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2024	2023	2022
The Netherlands	$292	$2,164	$(11,419)
Germany	(5,303)	828	4,317
United States of America	(1,074)	(1,620)	(3,621)
Spain	673	362	552
Israel	273	10,076	7,298
Other locations	786	506	(715)
Income (loss) before income tax expenses	$(4,353)	$12,316	$(3,588)

The current income tax expense from subsidiaries outside of the Netherlands is $357, $2,299 and $1,984, for the years ended December 31, 2024, 2023 and 2022, respectively. The current income tax expense for the Netherlands was $0, $248 and $0 for the years ended December 31, 2024, 2023 and 2022.

The deferred income tax benefit (expenses) from subsidiaries outside of the Netherlands is $(333), $48 and $135, for the years ended December 31, 2024, 2023 and 2022, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2024, 2023 and 2022.

Additionally, tax benefits (expenses) from subsidiaries outside the Netherlands include $552, $754 and $203, for the years ended December 31, 2024, 2023 and 2022, respectively, of tax related to previous years. The tax benefits for the Netherlands was $590, $0 and $0 for the years ended December 31, 2024, 2023 and 2022.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Operating loss carry forwards	$14,725	$10,812
Interest loss carry forward	2,044	2,053
Allowance for doubtful accounts	185	121
Tax credit carry forwards	480	560
Accrued expenses	324	95
Research and development expenses, net	151	1,363
Other	414	366
Total deferred tax assets	18,323	15,370
Deferred tax liabilities:
Depreciation of property and equipment	(199)	(162)
	18,124	15,208
Valuation allowance	(16,901)	(13,633)
Deferred tax assets, net	$1,223	$1,575

The ultimate realization of the net deferred tax assets in each jurisdiction where the Company does business is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in various jurisdictions where it does business or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize some of its net deferred tax assets in the near future. Therefore, a valuation allowance was established for the carrying value of those net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance.

As of December 31, 2024, the Company has net operating losses carry forwards of $29,926 and carry forward interest of $3,819 in the Netherlands. These losses and interest can be carried forward and do not expire but the annual utilization is limited to one million Euro plus 50% of the excess taxable income. As of December 31, 2024, the Company has net operating loss carry forwards of $8,644 in the United States of America, which will expire in 2031 through 2037 except $3,476 which does not expire but can offset up to 80% of taxable income every year. In addition, in the United States, the Company has interest of $4,070 which can be carried forward and does not expire.

As of December 31, 2024, the Company has $480 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2025 through 2029.

During the years ended December 31, 2024 and 2023, the valuation allowance increased by $3,268 and $131, respectively.

The Company’s effective income tax rate differs from the Netherlands’ statutory rate of 25.8% for the years 2024, 2023 and 2022, respectively, as follows:

	Year Ended December 31,
	2024	2023	2022
Effective income (loss) tax benefit at statutory rate	$(1,124)	$3,178	$(926)
Rate differential	(448)	(1,365)	136
Non-deductible expenses	(39)	376	342
Changes in valuation allowance	3,268	131	1,872
Other	(2,109)	(575)	222
Income tax expense (benefit)	$(452)	$1,745	$1,646

Uncertain tax positions

The Company is subject to income taxes in the Netherlands, and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determine its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax related uncertainties based on estimates of whether and the extent to which additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite evidence supporting the position. The Company adjusts this reserve in light of changing facts and circumstances, such as the outcome of income tax authority examinations. The Company recognizes tax benefits only when it is more likely than not that the tax position will be sustained upon examination by the relevant tax authorities, and the provision for income taxes includes the impact of reserve positions and changes to reserves based on this standard.

As of December 31, 2024 and 2023, there are $86 of unrecognized tax benefits that if recognized would reduce the effective tax rate. Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as components of income tax provision in the consolidated statements of operations and comprehensive income.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	December 31,
	2024	2023
Balance at beginning of year	$86	$688
Additions based on tax positions taken in prior years	-	-
Additions based on tax positions taken in the current year	-	-
Reduction based on tax positions taken in prior years	-	(602)
Balance at end of year	$86	$86

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2018 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2021 are subject to examination. Income tax returns for the tax years since 2019 are subject to examination in foreign jurisdictions.